Cover Page Document	Feb. 07, 2020
Entity Information [Line Items]
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	LPX
Document Type	8-K
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Amendment Flag	false
Document Period End Date	Feb. 07, 2020
Entity Registrant Name	LOUISIANA-PACIFIC CORPORATION
Entity Address, Address Line One	414 Union Street
Entity Address, Address Line Two	Suite 2000
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7107
Entity Tax Identification Number	93-0609074
Entity Address, Postal Zip Code	37219
City Area Code	(615)
Security Exchange Name	NYSE
Entity Central Index Key	0000060519
Local Phone Number	986 - 5600
Entity Emerging Growth Company	false